Dividends Payable (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($) $ / shares
Installment 4 - FY 2018
Dividends Payable, Date Declared	Jan. 25, 2019
Dividends per share | $ / shares	$ 0.3
Dividends Payable, Date to be Paid	Mar. 27, 2019
Dividends paid to common stockholders | $	$ 4,121
Dividends Payable, Date of Record	Feb. 27, 2019
Installment 1 - FY 2019
Dividends Payable, Date Declared	May 10, 2019
Dividends per share | $ / shares	$ 0.3
Dividends Payable, Date to be Paid	Jun. 27, 2019
Dividends paid to common stockholders | $	$ 4,119
Dividends Payable, Date of Record	May 29, 2019